Sterling Capital Stratton Small Cap Value Fund
Schedule of Portfolio Investments
December 31, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 99.2%
	Aerospace & Defense — 2.6%
299,625	Moog, Inc., Class A	$25,567,001
	Airlines — 2.3%
1,212,300	JetBlue Airways Corp.(a)	22,694,256
	Banks — 20.3%
356,550	Community Bank System, Inc.	25,293,657
713,650	First Midwest Bancorp, Inc.	16,456,769
447,130	Glacier Bancorp, Inc.	20,563,509
222,750	IBERIABANK Corp.	16,668,383
141,200	Signature Bank	19,289,332
45,500	SVB Financial Group(a)	11,422,320
392,840	TCF Financial Corp.	18,384,912
715,191	Umpqua Holdings Corp.	12,658,881
351,750	United Bankshares, Inc.	13,598,655
411,000	Webster Financial Corp.	21,930,960
300,000	Wintrust Financial Corp.	21,270,000
		197,537,378
	Capital Markets — 0.9%
105,700	Affiliated Managers Group, Inc.	8,957,018
	Chemicals — 2.4%
632,947	PolyOne Corp.	23,286,120
	Communications Equipment — 1.2%
500,000	NetScout Systems, Inc.(a)	12,035,000
	Construction & Engineering — 3.4%
520,550	MasTec, Inc.(a)	33,398,488
	Electric Utilities — 2.7%
471,150	Portland General Electric Co.	26,285,459
	Electrical Equipment — 2.4%
313,450	EnerSys	23,455,463
	Electronic Equipment, Instruments & Components — 3.4%
158,100	Anixter International, Inc.(a)	14,561,010
325,808	Belden, Inc.	17,919,440
		32,480,450
	Energy Equipment & Services — 1.1%
295,664	Cactus, Inc., Class A	10,147,188
	Entertainment — 1.3%
100,410	Take-Two Interactive Software, Inc.(a)	12,293,196
	Equity Real Estate Investment Trusts (REITS) — 16.0%
495,200	American Campus Communities, Inc.	23,289,256
690,813	First Industrial Realty Trust, Inc.	28,675,648
472,064	Highwoods Properties, Inc.	23,088,650
1,141,600	Medical Properties Trust, Inc.	24,099,176
1,270,000	Retail Properties of America, Inc., Class A	17,018,000
303,800	Ryman Hospitality Properties, Inc.	26,327,308
143,300	SL Green Realty Corp.	13,166,404
		155,664,442
	Food & Staples Retailing — 6.1%
415,000	BJ’s Wholesale Club Holdings, Inc.(a)	9,437,100
127,210	Casey’s General Stores, Inc.	20,225,118
584,210	Performance Food Group Co.(a)	30,075,131
		59,737,349

Shares		Fair Value
COMMON STOCKS — (continued)
	Food Products — 1.6%
325,000	TreeHouse Foods, Inc.(a)	$15,762,500
	Gas Utilities — 2.4%
301,260	Southwest Gas Holdings, Inc.	22,886,722
	Health Care Equipment & Supplies — 3.0%
196,173	West Pharmaceutical Services, Inc.	29,490,687
	Health Care Providers & Services — 1.7%
351,788	BioTelemetry, Inc.(a)	16,287,784
	Insurance — 5.5%
207,400	Hanover Insurance Group, Inc. (The)	28,345,358
382,550	Selective Insurance Group, Inc.	24,938,435
		53,283,793
	IT Services — 3.5%
136,700	CACI International, Inc., Class A(a)	34,173,633
	Machinery — 5.9%
312,500	Crane Co.	26,993,750
323,700	Oshkosh Corp.	30,638,205
		57,631,955
	Semiconductors & Semiconductor Equipment — 5.1%
990,707	ON Semiconductor Corp.(a)	24,153,437
216,844	Qorvo, Inc.(a)	25,203,778
		49,357,215
	Software — 1.3%
172,737	PTC, Inc.(a)	12,936,274
	Thrifts & Mortgage Finance — 1.2%
697,021	Northwest Bancshares, Inc.	11,591,459
	Trading Companies & Distributors — 1.9%
111,941	United Rentals, Inc.(a)	18,668,400
	Total Common Stocks
	(Cost $420,610,697)	965,609,230

MONEY MARKET FUND — 0.7%
7,345,435	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(b)	7,345,435

	Total Money Market Fund
	(Cost $7,345,435)	7,345,435
Total Investments — 99.9%
(Cost $427,956,132)		972,954,665
Net Other Assets (Liabilities) — 0.1%		543,485
NET ASSETS — 100.0%		$973,498,150

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Stratton Small Cap Value Fund
December 31, 2019 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Stratton Small Cap Value Fund (referred to as a “Fund”).

The Fund is a “diversified” fund as defined in the 1940 Act.

2.	Significant Accounting Policies:

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Fund in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

● Level 1 – quoted prices in active markets for identical securities

● Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2019, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2019 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Stratton Small Cap Value Fund	$972,954,665	(a)	$—	$—	$972,954,665

(a)	Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Stratton Small Cap Value Fund — (continued)
December 31, 2019 (Unaudited)

Cash and Cash Equivalents — The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

When-Issued and Forward Commitments — The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

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